SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other Payables and Accrued Expenses
Other Payables and Accrued Expenses

	December 31,
	2 0 1 4	2 0 1 3
	(in thousands)

Payroll and related amounts	$24	$21
Accrued expenses	342	263
	$366	$284